Revenues	12 Months Ended
Dec. 31, 2018
Revenue [abstract]
Revenues
Note 22 - Revenues

By type of revenue:

	Year ended December 31,
	2016	2017	2018
	NIS millions	NIS millions	NIS millions
Revenues from equipment	994	952	904

Revenues from services:
Cellular services	2,025	1,777	1,581
Land-line communications services	871	1,004	1,068
Other services	137	138	135
Total revenues from services	3,033	2,919	2,784
Total revenues	4,027	3,871	3,688